Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 8 -	Property, Plant and Equipment

		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2016	1,061	5,000	5,505	867	1,203	941	14,577
Additions	27	457	247	180	265	73	1,249
Disposals	(37)	-	(12)	(11)	(4)	(11)	(75)
Balance as at December 31, 2016	1,051	5,457	5,740	1,036	1,464	1,003	15,751

Balance as at January 1, 2017	1,051	5,457	5,740	1,036	1,464	1,003	15,751
Additions	34	408	228	165	278	75	1,188
Disposals	(81)	-	-	(1)	(4)	(2)	(88)
Balance as at December 31, 2017	1,004	5,865	5,968	1,200	1,738	1,076	16,851

Depreciation and impairment losses
Balance as at January 1, 2016	350	2,951	2,486	143	770	664	7,364
Depreciation for the year	64	521	250	236	183	83	1,337
Disposals	(12)	-	-	(10)	-	-	(22)
Balance as at December 31, 2016	402	3,472	2,736	369	953	747	8,679

Balance as at January 1, 2017	402	3,472	2,736	369	953	747	8,679
Depreciation for the year	53	481	204	222	187	85	1,232
Balance as at December 31, 2017	455	3,953	2,940	591	1,140	832	9,911

Carrying amounts
As at January 1, 2016	711	2,049	3,019	724	433	277	7,213
As at December 31, 2016	649	1,985	3,004	667	511	256	7,072
As at December 31, 2017	549	1,912	3,028	609	598	244	6,940

A.	The residual value of the Bezeq Group’s copper cables is assessed at the end of each quarter. The residual value is NIS 188 as at December 31, 2017 and NIS 154 as at December 31, 2016.

B.	Property, plant and equipment in the Bezeq Group is derecognized at the end of each year upon reaching full depreciation, except for land, buildings, vehicles, copper cables and specific components for Pelephone’s UMTS network, which are derecognized upon their sale. In 2017, the Bezeq Group derecognized fully depreciated property at a cost of NIS 496 (in 2016, NIS 894).

C.	Bezeq Group companies review the useful life of the property, plant and equipment through their depreciation committees, in order to determine the estimated useful life of their equipment. The change is not expected to have a material impact on the depreciation expenses of the Group. Following the findings of the committees, minor changes were made in the estimated useful life of certain assets.

D.	Most of the real estate assets used by the Bezeq Group are leased under a capitalized finance lease from the Israel Lands Administration for 49 years beginning as of 1993, with an option for an extension of another 49 years. The lease rights are amortized over the term of the lease period.

E.	In 2013, Bezeq started to install a fiber optic network that will reach the subscriber’s home. In 2017, deployment of fibers reached the state required for operation when a decision is made on the technology to be used, and Bezeq began to amortize the network. Commercial operation of the network is expected in the future.

F.	At the reporting date, there are commitments to purchase property, plant and equipment in the amount of NIS 136 (in 2016: NIS 139).

G.	In accordance with the Telecommunications Order (Telecommunications and Broadcasts) (Determination of Essential Service Provided by Bezeq The Israel Telecommunication Corp. Ltd.), 1997, approval from the Prime Minister and Minister of Communications is required to confer rights in some of Bezeq’s assets (including switches, cable network, transmission network, and information and databases).

H.	For information about pledges see Note 22.

I.	For information about pledges on loans and borrowings, see Note 13.